Schedule of Assets (Schedule of Assets (Held at End of Year) II) (Details) - EPB 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Common Collective Trust Funds [Member] | Investment, Identifier [Axis]: Federated Hermes Capital Presevation Funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Current Value	$ 2,785,871
Mutual Fund [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104,260,825
Mutual Fund [Member] | Investment, Identifier [Axis]: Allspring Special Mid Cap value Fund R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 2,294,330
Mutual Fund [Member] | Investment, Identifier [Axis]: BlackRock Inflation Prted Bd Blackrock K
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 1,400,474
Mutual Fund [Member] | Investment, Identifier [Axis]: BlackRock Liquidity FedFund Instl
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 3,924,227
Mutual Fund [Member] | Investment, Identifier [Axis]: BlackRock Mid-Cap Growth Equity K
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 1,244,624
Mutual Fund [Member] | Investment, Identifier [Axis]: Invesco Growth And Income Fund R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 4,069,051
Mutual Fund [Member] | Investment, Identifier [Axis]: MFS Massachusetts Investors Gr Stk R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 4,144,858
Mutual Fund [Member] | Investment, Identifier [Axis]: MFS Total Return Bond R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 2,861,092
Mutual Fund [Member] | Investment, Identifier [Axis]: MFS Total Return R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 2,517,114
Mutual Fund [Member] | Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Fund I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 292,082
Mutual Fund [Member] | Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Fund I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 6,051,749
Mutual Fund [Member] | Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Fund I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 14,641,625
Mutual Fund [Member] | Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Fund I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 16,070,224
Mutual Fund [Member] | Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Fund I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 10,455,081
Mutual Fund [Member] | Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Fund I
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 4,241,753
Mutual Fund [Member] | Investment, Identifier [Axis]: Vanguard 500 Index Fund - Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 17,424,515
Mutual Fund [Member] | Investment, Identifier [Axis]: Vanguard Developed Markets Index Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 5,583,169
Mutual Fund [Member] | Investment, Identifier [Axis]: Vanguard Explorer Adm
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 3,036,398
Mutual Fund [Member] | Investment, Identifier [Axis]: Vanguard Mid Cap Index Adm
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 1,953,518
Mutual Fund [Member] | Investment, Identifier [Axis]: Vanguard Small Cap Index Fund - Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Mutual Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Current Value	$ 2,054,941
Cal-Maine Foods, Inc. Common Stock [Member] | Investment, Identifier [Axis]: Cal-Maine Foods, Inc. Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Cal-Maine Foods, Inc. Common Stock [Member]
Current Value	$ 150,927,930